INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Income tax:
Current year	500	-	289
Under provision of prior years	34	37	-
Current Income Tax Expense Benefit	534	37	289
Deferred tax:
Current year	84	(37)	(61)
Under provision of prior years	-	-	7
Deferred Income Tax Expense Benefit	84	(37)	(54)
Income Tax Expense (Benefit)	618	-	235

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Income before tax expenses:	2,345	2	1,427

Tax at the domestic income tax rate	399	1	243
Tax effect of expenses that are not deductible in determining taxable profit	391	6	27
Under provision in prior years	34	37	7
Tax effect of non-taxable incomes	(98)	(44)	(42)
Tax incentives	(110)	-	-
Others	2	-	-

Income Tax Expense (Benefit)	618	-	235